Trade and Other Receivables and Prepayments - Aged Analysis of Trade Receivables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of financial assets [Line Items]
Trade receivables	¥ 587,510	$ 90,299	¥ 438,751
0 - 30 days [Member]
Disclosure of financial assets [Line Items]
Trade receivables	272,156	41,830	250,559
31 - 60 days [Member]
Disclosure of financial assets [Line Items]
Trade receivables	205,571	31,596	143,347
61 - 90 days [Member]
Disclosure of financial assets [Line Items]
Trade receivables	¥ 109,783	$ 16,873	¥ 44,845